Stockholders' Equity (Details) - Schedule of option activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Option Activity Abstract
Number of Options, Outstanding beginning	162,956	137,050	2,500
Weighted Average Exercise Price, Outstanding beginning	$ 84.63	$ 95.49	$ 49.8
Weighted Average Remaining Term (in Years), Outstanding beginning	8 years 7 months 6 days		9 years 11 months 1 day
Intrinsic Value, Outstanding beginning		$ 3,525
Number of Options, Outstanding ending	152,045	162,956	137,050
Weighted Average Exercise Price, Outstanding ending	$ 85.03	$ 84.63	$ 95.49
Weighted Average Remaining Term (in Years), Outstanding ending	8 years 1 month 6 days	8 years 7 months 6 days	9 years 4 months 28 days
Intrinsic Value, Outstanding ending			$ 3,525
Number of Options, Exercisable ending	101,759	93,336
Weighted Average Exercise Price, Exercisable ending	$ 84.34	$ 83.47
Weighted Average Remaining Term (in Years), Exercisable ending	7 years 10 months 24 days	8 years 6 months
Intrinsic Value, Exercisable ending
Number of Options, Granted		25,906	134,550
Weighted Average Exercise Price, Granted		$ 27.2	$ 96.34
Weighted Average Remaining Term (in Years), Granted
Intrinsic Value, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Term (in Years), Exercised
Intrinsic Value, Exercised
Number of Options, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Term (in Years), Expired
Intrinsic Value, Expired
Number of Options, Forfeited	55
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Term (in Years), Forfeited
Intrinsic Value, Forfeited